Net income (loss) per share and net income (loss) attributable to ordinary shareholders - Schedule of basic and diluted net income (loss) per share (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income | ¥		¥ (75,422,408)	¥ (581,883,146)	¥ 485,498,597
Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share | ¥		¥ (75,422,408)	¥ (581,883,146)	¥ 485,498,597
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share | shares		31,971,245	32,544,878	31,963,526
Basic net income (loss) per ordinary share | (per share)	$ (0.34)	¥ (2.36)	¥ (17.88)	¥ 15.19
Numerator:
Net income (loss) attributable to ordinary shareholders of DouYu Holdings Limited | ¥		¥ (75,422,408)	¥ (581,883,146)	¥ 485,498,597
Net income (loss) attributable to ordinary shareholders for computing diluted net income (loss) per ordinary share | ¥		¥ (75,422,408)	¥ (581,883,146)	¥ 485,498,597
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share | shares		31,971,245	32,544,878	31,963,526
Restricted Share Units | shares				1,049,156
Weighted average ordinary shares used in computing diluted income (loss) per ordinary share | shares		31,971,245	32,544,878	33,012,682
Diluted net income (loss) per ordinary share | (per share)	$ (0.34)	¥ (2.36)	¥ (17.88)	¥ 14.71